SHARE CAPITAL - ROLLFORWARD OF COMMON SHARES (Details) - Common shares - shares shares in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of number of shares outstanding [abstract]
Outstanding, beginning of the year	466.8	465.9
Equity issuance	1.0	0.0
Issuance of shares for share-based compensation	1.2	0.9
Outstanding, end of the year	469.0	466.8